Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated January 4, 2011

To Fiduciary Shares Prospectus dated December 1, 2010

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 1, 2011, Richard Earnest retired from HighMark Capital Management, Inc. The two remaining portfolio managers of HighMark Large Cap Value Fund and HighMark Value Momentum Fund, Todd Lowenstein and Keith Stribling, continue to manage these Funds. The Prospectus is hereby modified accordingly.

HMK-SK-098-0100

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated January 4, 2011

To Retail Shares Prospectus dated December 1, 2010

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 1, 2011, Richard Earnest retired from HighMark Capital Management, Inc. The two remaining portfolio managers of HighMark Large Cap Value Fund and HighMark Value Momentum Fund, Todd Lowenstein and Keith Stribling, continue to manage these Funds. The Prospectus is hereby modified accordingly.

HMK-SK-098-0200

HighMark Funds

Supplement dated January 4, 2011

To Statement of Additional Information dated December 1, 2010

This Supplement provides new and additional information beyond the information already contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective January 1, 2011, Richard Earnest retired from HighMark Capital Management, Inc. The two remaining portfolio managers of HighMark Large Cap Value Fund and HighMark Value Momentum Fund, Todd Lowenstein and Keith Stribling, continue to manage these Funds. The Statement of Additional Information is hereby modified accordingly.

HMK-SK-098-0300